Schedule of Investments

The ARK Israel Innovative Technology ETF

April 30, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–100.0%

Aerospace & Defense - 3.2%
Elbit Systems Ltd. (Israel)	10,496	$2,289,379
RADA Electronic Industries Ltd. (Israel)*	144,999	2,137,285
Total Aerospace & Defense		4,426,664

Auto Components - 1.5%
REE Automotive Ltd., Class A (Israel)*	1,085,612	2,008,383

Biotechnology - 7.7%
Collplant Biotechnologies Ltd. (Israel)*	241,378	2,401,711
Enlivex Therapeutics Ltd. (Israel)*	339,035	1,929,109
Gamida Cell Ltd. (Israel)*	731,880	1,866,294
Kamada Ltd. (Israel)*	408,816	2,200,187
UroGen Pharma Ltd.*	309,456	2,184,759
Total Biotechnology		10,582,060

Communications Equipment - 9.4%
AudioCodes Ltd. (Israel)	92,478	2,176,007
Ceragon Networks Ltd. (Israel)*	1,075,071	2,053,386
Gilat Satellite Networks Ltd. (Israel)*	303,348	2,229,608
Ituran Location and Control Ltd. (Israel)	99,716	2,237,627
Radware Ltd. (Israel)*	73,564	2,126,735
Silicom Ltd. (Israel)*	59,100	2,079,138
Total Communications Equipment		12,902,501

Diversified Telecommunication - 1.6%
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)*	1,375,940	2,196,806

Electrical Equipment - 2.9%
Augwind Energy Tech Storage Ltd. (Israel)*	309,928	1,889,827
Gencell Ltd. (Israel)*	988,685	2,098,180
Total Electrical Equipment		3,988,007

Electronic Equipment, Instruments & Components - 6.8%
Arbe Robotics Ltd. (Israel)*	264,386	2,125,663
Innoviz Technologies Ltd. (Israel)*	694,134	2,804,301
Nayax Ltd. (Israel)*	1,241,385	2,139,614
Priortech Ltd. (Israel)*	83,621	2,225,386
Total Electronic Equipment, Instruments & Components		9,294,964

Entertainment - 1.6%
Playtika Holding Corp.*	126,189	2,218,403

Health Care Equipment & Supplies - 2.8%
Inmode Ltd.*	75,425	1,893,922
Nano-X Imaging Ltd. (Israel)*	218,732	2,010,147
Total Health Care Equipment & Supplies		3,904,069

Hotels, Restaurants & Leisure - 1.7%
Fattal Holdings 1998 Ltd. (Israel)*	15,923	2,310,003

Household Durables - 1.5%
Electra Consumer Products 1970 Ltd. (Israel)	36,744	2,096,356

Interactive Media & Services - 1.6%
Taboola.com Ltd. (Israel)*	494,739	2,132,325

Internet & Direct Marketing Retail - 1.5%
Fiverr International Ltd.*	39,244	2,089,743

IT Services - 6.3%
Malam - Team Ltd. (Israel)	76,833	2,214,098
Matrix IT Ltd. (Israel)	88,829	2,254,112
One Software Technologies Ltd. (Israel)	132,549	2,201,211
Wix.com Ltd. (Israel)*	26,668	2,012,367
Total IT Services		8,681,788

Life Sciences Tools & Services - 1.3%
Compugen Ltd. (Israel)*	778,575	1,853,009

Machinery - 3.3%
Kornit Digital Ltd. (Israel)*	31,885	2,120,353
Plasson Industries Ltd. (Israel)	39,907	2,360,477
Total Machinery		4,480,830

Media - 1.5%
Perion Network Ltd. (Israel)*	96,667	2,037,740

Pharmaceuticals - 4.5%
Redhill Biopharma Ltd. (Israel)*(a)	1,070,397	1,808,971
Taro Pharmaceutical Industries Ltd.*	57,296	2,248,868
Teva Pharmaceutical Industries Ltd. (Israel)*(a)	238,164	2,074,408
Total Pharmaceuticals		6,132,247

Professional Services - 1.6%
Danel Adir Yeoshua Ltd. (Israel)	14,100	2,239,362

Semiconductors & Semiconductor Equipment - 6.4%
Camtek Ltd. (Israel)*	72,838	2,163,289
Nova Ltd. (Israel)*	22,289	2,197,918
SolarEdge Technologies, Inc.*	8,737	2,187,832
Tower Semiconductor Ltd. (Israel)*	47,419	2,290,338
Total Semiconductors & Semiconductor Equipment		8,839,377

Software - 24.9%
Allot Ltd. (Israel)*	365,963	2,082,329
Cellebrite DI Ltd. (Japan)*	409,664	2,191,702
Check Point Software Technologies Ltd. (Israel)*	16,078	2,030,491
Cognyte Software Ltd. (Israel)*	277,993	1,884,793
CyberArk Software Ltd.*	13,184	2,071,734
Hilan Ltd. (Israel)	38,047	2,224,251
ironSource Ltd., Class A (Israel)*	529,018	2,026,139
JFrog Ltd. (Israel)*	94,254	1,967,081
Magic Software Enterprises Ltd. (Israel)	134,301	2,331,262
monday.com Ltd.*	16,741	2,166,286
Nice Ltd. (Israel)*(a)	10,819	2,233,150
Riskified Ltd., Class A*	401,164	2,098,088
Sapiens International Corp. NV (Israel)*	91,152	2,118,372
SimilarWeb Ltd. (Israel)*	168,306	2,132,437
Tufin Software Technologies Ltd. (Israel)*	178,579	2,303,669
WalkMe Ltd. (Israel)*	147,309	2,337,794
Total Software		34,199,578

Technology Hardware, Storage & Peripherals - 3.1%
Nano Dimension Ltd. (Israel)*(a)	751,033	2,132,934
Stratasys Ltd.*	108,645	2,106,626
Total Technology Hardware, Storage & Peripherals		4,239,560

Wireless Telecommunication Services - 3.3%
Cellcom Israel Ltd. (Israel)*	389,731	2,276,057
Partner Communications Co. Ltd. (Israel)*	279,607	2,227,477
Total Wireless Telecommunication Services		4,503,534
Total Common Stocks (Cost $197,474,371)		137,357,309
MONEY MARKET FUND–0.0%(b)
Dreyfus Government Cash Management Fund, Institutional Shares, 0.24% (c) (Cost $19,466)	19,466	19,466
Total Investments–100.0% (Cost $197,493,837)		137,376,775
Liabilities in Excess of Other Assets–(0.0)%(b)		(61,798)
Net Assets–100.0%		$137,314,977

Schedule of Investments (continued)

The ARK Israel Innovative Technology ETF

April 30, 2022 (Unaudited)

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Less than 0.05%
(c)	Rate shown represents annualized 7-day yield as of April 30, 2022.

Country	Value	% of Net Assets
Israel	$113,899,346	82.9%
Japan	2,191,702	1.6
United States	21,285,727	15.5
Total Investments	137,376,775	100.0
Liabilities in Excess of Other Assets	(61,798)	(0.0	)(d)
Net Assets	$137,314,977	100.0%

(d)	Less than 0.05%

Schedule of Investments (continued)

The ARK Israel Innovative Technology ETF

April 30, 2022 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2022, based upon the three levels defined above:

The ARK Israel Innovative Technology ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$137,357,309	$–	$–	$137,357,309
Money Market Fund	19,466	–	–	19,466
Total	$137,376,775	$–	$–	$137,376,775

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.